Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty	Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty
The preparation of these consolidated financial statements requires management to make critical judgements in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:
5(1)    Critical judgements in applying the Group’s accounting policies:
Revenue recognition at a point in time or over time
The Group recognizes the revenue by determining whether the performance obligations are satisfied at a point in time or over time. In terms of Licensing, the Group recognized revenue at the point when customized apps or licenses are transferred to its customers, which customers obtain control over the customized apps or licenses simultaneously with no further maintenance or other services to be provided by the Group. In terms of AR/AI cloud solutions and Subscription, the Group delivers services to its customers and recognized revenue within the contract period on a straight-line basis. The Group grants access of its server or apps to its customers and is obliged to maintain the services operational through the contract period. The access is terminated once the contract expires and no further extension were made by both parties. After termination of the contract, the customers can no longer have access to the server or apps. In terms of advertisement, the Group recognized revenue within the contract period on a usage basis.
As a result, based on the different feature of the services, the Group recognized revenue at a point in time or overtime, respectively.
5(2)    Critical accounting estimates and assumptions:
A.Fair value measurement of warrant liabilities
Public Warrants, Private Placement Warrants and Forward Purchase Warrants assumed in connection with the Recapitalization were recognized under financial liabilities at fair value through profit or loss. The fair value of the warrants were measured at fair value using Monte Carlo simulation model on the Closing Date. The fair value of the Public Warrants was subsequently measured based on the listed market price. The fair value of the Private Placement Warrants and Forward Purchase Warrants were subsequently measured using a Monte Carlo simulation model each measurement date.
As of December 31, 2023 and 2024, the carrying amounts of the Group’s warrant liabilities were $1,566 and $1,793, respectively. Please refer to Note 6(9) for the warrant liabilities information and refer to Note 12(3) for the financial instruments fair value information.
B.Fair value measurement of earnout shares
The valuation of the Group’s Sponsor Earnout Promote Shares on the Closing Date requires the use of option pricing models or other valuation techniques. The fair value is determined using a Monte Carlo simulation model for the Sponsor Earnout Promote Shares. Please refer to Note 6(13) for the key assumption used for estimating the fair value of the Sponsor Earnout Promote Shares.
C.Fair value measurement of Perfect Class A Ordinary Shares
For the calculation of the listing expense, the Company issued an aggregate of 6,764 thousand shares to acquire Provident’s net assets on the Closing Date, excluding the impact of PIPE and FPA investors. The fair value used to measure the Company’s Class A Ordinary Shares are based on the opening market price of Provident of $8.35 (in dollars) per share as of October 28, 2022. Please refer to Note 6(27) “Recapitalization”.
D.Realizability of deferred tax assets
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. Assessment of the realizability of deferred tax assets involves critical accounting judgements and estimates of the management, including the assumptions of expected future sales revenue growth rate and profit rate, available tax credits, tax planning, etc. Any variations in global economic environment, industrial environment, and laws and regulations might cause material adjustments to deferred tax assets.
As of December 31, 2024, the Group recognized deferred tax assets amounting to $2,047.